INCOME TAXES (Narrative) (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2016 MXN ($)	Jun. 30, 2016 USD ($)	Oct. 12, 2010 MXN ($)
Disclosure Of Income Tax [Line Items]
Percentage of environmental royalty tax		0.50%	0.50%
Royalty expense for environmental royalty			$ 938	$ 950
Minera Santa Cruz y Garibaldi SA de CV [Member]
Disclosure Of Income Tax [Line Items]
Tax Assessments							$ 122,900,000	$ 6,300	$ 238,000,000
Tax Assessments, taxes owed							41,800,000	2,100
Tax Assessments , inflationary charges							17,700,000	900
Tax Assessments , interest							40,400,000	2,100
Tax Assessments , penalties							23,000,000	$ 1,200
Tax Assessments interest and penalties							$ 122,900,000
Tax Assessment forgiveness percentage of penalties							100.00%	100.00%
Tax Assessment forgiveness percentage of interest							50.00%	50.00%
Tax Assessments , increase in interest charges		$ 16,900,000	867
Tax Assessments , increase in inflationary charges		25,300,000	1,298
Net assets			964
Allowance for transferring the shares and assets			964
Cubo [Member]
Disclosure Of Income Tax [Line Items]
Tax Assessments					$ 58,500,000	$ 2,900
Tax Assessments, taxes owed					24,100,000	1,200
Tax Assessments , inflationary charges					3,000,000	100
Tax Assessments , interest					10,400,000	500
Tax Assessments , penalties					$ 21,000,000	$ 1,100
Re-payment of value added taxes		14,700,000	600
Tax Assessments , increase in interest charges	$ 3,500	9,900	500
Tax Assessments , increase in inflationary charges		$ 1,600,000	$ 100